Equity Capital Structure	12 Months Ended
Dec. 31, 2023
Equity Capital Structure [Abstract]
Equity Capital Structure
10.	Equity Capital Structure:

Under the Company’s Articles of Incorporation, as amended, the Company’s authorized capital stock consists of 2,000,000,000 shares, par value $0.001 per share, of which 1,950,000,000 shares are designated as common shares and 50,000,000 shares are designated as preferred shares.

(a)	Common Shares:

Each outstanding common share entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding preferred shares, common shareholders are entitled to receive ratably all dividends, if any, declared by the Company’s board of directors out of funds legally available for dividends. Upon the Company’s dissolution or liquidation or the sale of all or substantially all of its assets, the common shareholders are entitled to receive pro rata the remaining assets available for distribution. Common shareholders do not have conversion, redemption or preemptive rights to subscribe to any of the Company’s securities. The rights, preferences and privileges of common shareholders are subject to the rights of the holders of any preferred shares, which the Company has or may issue in the future.

June 2020 underwritten common stock follow-on offering (the “2020 June Equity Offering”)

On June 23, 2020, the Company entered into an agreement with Maxim Group LLC (“Maxim”), acting as underwriter, pursuant to which it offered and sold 5,911,000 units, each unit consisting of (i) one common share or a pre-funded warrant to purchase one common share at an exercise price equal to $0.10 per common share (a “Pre-Funded Warrant”), and (ii) one Class A Warrant to purchase one common share (a “Class A Warrant”), for $3.50 per unit (or $3.40 per unit including a Pre-Funded Warrant). This offering closed on June 26, 2020 and resulted in the issuance of 5,908,269 common shares (the “ 2020 June Equity Offering Shares”) and 5,911,000 Class A Warrants, which also included 771,000 over-allotment units pursuant to an over-allotment option that was exercised by Maxim on June 24, 2020. The Company raised gross and net cash proceeds from this transaction of $20.7 million and $18.6 million, respectively.

The Class A Warrants issued in the above offering have a term of five years and are exercisable immediately and throughout their term for $3.50 per common share (American style option). The exercise price of the Class A Warrants is subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and also upon any distributions of assets, including cash, stock or other property to existing shareholders. On March 7, 2023, in connection with the Spin-Off and in accordance with the terms of the Class A Warrants, the exercise price of the Class A Warrants was reduced to $2.53.
During the years ended December 31, 2022, and 2023, no exercises of Class A Warrants took place. As a result, as of December 31, 2022 and 2023, 62,344 Class A Warrants remained unexercised and potentially issuable into common stock of the Company.

2020 registered direct equity offering (the “2020 July Equity Offering”)

On July 12, 2020, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 5,775,000 common shares in a registered offering. In a concurrent private placement, the Company also issued warrants to purchase up to 5,775,000 common shares (the “Private Placement Warrants”). In connection with this offering, which closed on July 15, 2020, the Company received gross and net cash proceeds of approximately $17.3 million and $15.7 million, respectively.

The 2020 Private Placement Warrants issued in the offering discussed above have a term of five years and are exercisable immediately and throughout their term for $3.50 per common share (American style option). The exercise price of the Private Placement Warrants is subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and also upon any distributions of assets, including cash, stock or other property to existing shareholders. On March 7, 2023, in connection with the Spin-Off and in accordance with the terms of the Private Placement Warrants, the exercise price of the Private Placement Warrants was reduced to $2.53.

During the year ended December 31, 2022, there were no exercises of Private Placement Warrants. As of December 31, 2022, 67,864 Private Placement Warrants remained unexercised and potentially issuable into common stock of the Company.

On October 6, 2023, the Company repurchased, in privately negotiated transactions with certain of these unaffiliated third-party warrantholders, 67,864 Private Placement Warrants for $0.105 per repurchased warrant, or an aggregate purchase price of $7,126. Following the repurchase, as of December 31, 2023, no Private Placement Warrants remain outstanding.

2021 First Registered Direct Equity Offering

On December 30, 2020, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 9,475,000 common shares and warrants to purchase up to 9,475,000 common shares (the “January 5 Warrants”) in a registered direct offering. In connection with this direct equity offering, which closed on January 5, 2021, the Company received gross and net cash proceeds of approximately $18.0 million and $16.5 million, respectively.

The January 5 Warrants issued in the above equity offering had a term of five years and were exercisable immediately and throughout their term for $1.90 per common share (American style option). The exercise price of the January 5 Warrants was subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and upon any distributions of assets, including cash, stock or other property to existing shareholders.

As of February 10, 2021, all the January 5 Warrants had been exercised, and, pursuant to their exercise and the issuance by the Company of 9,475,000 common shares, the Company received gross and net proceeds of $18.0 million.

2021 Second Registered Direct Equity Offering

On January 8, 2021, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 13,700,000 common shares and warrants to purchase up to 13,700,000 common shares (the “January 12 Warrants”) in a registered direct offering. In connection with this direct equity offering, which closed on January 12, 2021, the Company received gross and net cash proceeds of $26.0 million and $24.1 million, respectively.

The January 12 Warrants issued in the above offering had a term of five years and were exercisable immediately and throughout their term for $1.90 per common share (American style option). The exercise price of the January 12 Warrants was subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and also upon any distributions of assets, including cash, stock or other property to existing shareholders.

As of February 10, 2021, all the January 12 Warrants had been exercised, and, pursuant to their exercise and the issuance by the Company of 13,700,000 common shares, the Company received gross and net proceeds of $26.0 million.

2021 Third Registered Direct Equity Offering

On April 5, 2021, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 19,230,770 common shares and warrants to purchase up to 19,230,770 common shares (the “April 7 Warrants”) in a registered direct offering. In connection with this direct equity offering, which closed on April 7, 2021, the Company received gross and net cash proceeds of approximately $125.0 million and $116.3 million, respectively.

The April 7 Warrants issued in the above offering have a term of five years and are exercisable immediately and throughout their term for $6.50 per common share (American style option). The exercise price of the April 7 Warrants is subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and also upon any distributions of assets, including cash, stock or other property to existing shareholders. On March 7, 2023, in connection with the Spin-Off and in accordance with the terms of the April 7 Warrants, the exercise price of the April 7 Warrants was reduced to $5.53.

Between their issuance date and December 31, 2022, there were no exercises of the April 7 Warrants and, as a result, as of December 31, 2022, 19,230,770 April 7 Warrants remained unexercised and potentially issuable into common stock of the Company.

On October 6, 2023, the Company repurchased, in privately negotiated transactions with unaffiliated third-party warrantholders, 8,900,000 April 7 Warrants for $0.105 per repurchased warrant, for an aggregate purchase price of $0.9 million. Following the repurchase, 10,330,770 April 7 Warrants with an exercise price of $5.53, remain outstanding, each exercisable for one common share of Castor.

As of October 6, 2023, the fair value of the warrants repurchased were estimated by the Company using the Black Scholes method using the following Level 3 inputs by applying the same methodology as per initial fair value measurement for the April 7 Warrants and the Private Placement Warrants. For this assessment the Company updated the Level 3 inputs considering expected volatility of 100% for the valuation of the instrument based on an exercise price of $5.53 and $2.23 respectively. The Company considered the guidance under FASB ASC Topic 505-30 for the warrants repurchase and, as a result, as of October 6, 2023, the difference between the carrying value and the fair value of the April 7 Warrants and Private Placement Warrants, amounting to $0.4 million, was recognized in retained earnings as a deemed dividend, and has been considered in the 2023 earnings per share calculations (Note 13).

The Company accounted for the Class A Warrants, the Private Placement Warrants and the January 5, January 12 and April 7 Warrants as equity in accordance with the accounting guidance under ASC 815-40. The accounting guidance provides a scope exception from classifying and measuring as a financial liability a contract that would otherwise meet the definition of a derivative if the contract is both (i) indexed to the entity’s own stock and (ii) meets the equity classifications conditions. The Company concluded these warrants were equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability, and therefore were initially measured at fair value in permanent equity with subsequent changes in fair value not measured.

In connection with the Spin-Off, the exercise price of each of the Class A Warrants, April 7 Warrants and Private Placement Warrants was decreased in accordance with their terms by the fair market value (as determined by our Board of Directors, in good faith) of the Toro common shares upon completion of the Spin-Off.

June 2021 at-the-market common stock offering program, as amended on March 31, 2022 (the “ATM Program”)

On June 14, 2021 (the “ATM Program Effective Date”), the Company entered into an equity distribution agreement which was amended and restated on March 31, 2022 (the “Equity Distribution Agreement”). Under the Equity Distribution Agreement, which expired on June 14, 2022, the Company could, from time to time, offer and sell its common shares through an at-the-market offering (the “ATM Program”), having an aggregate offering price of up to $150.0 million. No warrants, derivatives, or other share classes were associated with this transaction. No sales have been effected under the ATM Program during the year ended December 31, 2022.

May 2023 at-the-market common shares offering program (the “New ATM Program”)

On May 23, 2023, the Company, entered into an equity distribution agreement for the New ATM Program, with Maxim, under which the Company may sell an aggregate offering price of up to $30.0 million of its common shares with Maxim acting as a sales agent over a minimum period of 12 months. No warrants, derivatives, or other share classes were associated with this transaction. As of December 31, 2023, the Company had received gross proceeds of $0.9 million under the New ATM Program by issuing 2,013,788 common shares. The net proceeds under the New ATM Program, after deducting sales commissions and other transaction fees and expenses (advisory and legal fees), amounted to $0.6 million.

Nasdaq Notification

On April 20, 2023, the Company received a notification from the Nasdaq Stock Market (“Nasdaq”) that it was not in compliance with the minimum $1.00 per share bid price requirement for continued listing (the “Minimum Bid Price Requirement”) on the Nasdaq Capital Market and was provided with 180 calendar days to regain compliance with the Minimum Bid Price Requirement. On October 18, 2023, the Company received a notification letter from Nasdaq granting the Company an additional 180-day extension, until April 15, 2024 to regain compliance with the Minimum Bid Price Requirement (the “Second Compliance Period”) The Company can cure this deficiency if the closing bid price of its common shares is $1.00 per share or higher for at least ten consecutive business days during the cure period. The Company intends to regain compliance with the Minimum Bid Price Requirement within the Second Compliance Period and is considering all available options, including a reverse stock split, for which it has received shareholder approval. During the Second Compliance Period, the Company’s common shares will continue to be listed and trade on the Nasdaq Capital Market and its business operations are not affected by receipt of the notification. If the Company does not regain compliance within the Second Compliance Period, its common shares will be subject to delisting by Nasdaq.

(b)	Preferred Shares:

Series A Preferred Shares redemption:

On September 22, 2017, Castor entered into a share exchange agreement (the “Exchange Agreement”) with the shareholders of Spetses to acquire all of the outstanding common shares of Spetses in exchange for Castor issuing (i) 240,000 common shares proportionally to the then shareholders of Spetses, (ii) 12,000 Series B preferred shares to Thalassa, and (iii) 480,000  9.75% Series A cumulative redeemable perpetual preferred shares to the then shareholders of Spetses excluding Thalassa, all at par value of $0.001 (the “Series A Preferred Shares”). As the Exchange Agreement also involved the issuance of preferred shares, which were a new and additional class of shares, these have been recorded at fair value.

On December 8, 2021, the Company redeemed all its 480,000 Series A Preferred Shares, each with a cash liquidation preference of $30, resulting in an aggregate redemption price of $14.4 million. The Company considered the guidance under FASB ASC Topic 260-10-S99-2 for the Series A Preferred Shares redemption and, as a result, the difference between the carrying value and the fair value of the Series A Preferred Shares, amounting to $11.8 million, was recognized in retained earnings as a deemed dividend, and has been considered in the 2021 earnings per share calculations (Note 13).

As of December 31, 2021, there were no accumulated, due or overdue dividends on the Series A Preferred Shares, since, pursuant to the Series A Preferred Stock Amendment Agreement dated October 10, 2019, all dividend payment obligations on the Series A Preferred Shares during the period from July 1, 2019 until December 31, 2021, were waived.

Description of Series B Preferred Shares:

The Series B Preferred Shares have the following characteristics: (i) the Series B Preferred Shares are not convertible into common shares, (ii) each Series B Preferred Share has the voting power of 100,000 common shares and shall count for 100,000 votes for purposes of determining quorum at a meeting of shareholders, (iii) the Series B Preferred Shares have no dividend or distribution rights and (iv) upon any liquidation, dissolution or winding up of the Company, the Series B Preferred Shares shall have the same liquidation rights as the common shares.

Series B Preferred Shares amendment:

On November 15, 2022, the Company approved an amendment to the terms of its Series B Preferred Shares to entitle the holder thereof to (i) receive preferred shares with at least substantially identical rights and preferences in the event of a future spin-off of a controlled company, (ii) participate in a liquidation, dissolution or winding up of Castor pari passu with Castor’s common shares up to the Series B Preferred Shares’ nominal value and (iii) have their voting power adjusted to maintain a substantially identical voting interest upon the occurrence of certain corporate events.

(c)	Mezzanine equity:

5.00% SERIES D CUMULATIVE PERPETUAL CONVERTIBLE PREFERRED SHARES
On August 7, 2023, the Company agreed to issue 50,000 Series D Preferred Shares, having a stated value of $1,000 and par value of $0.001 per share , to Toro for aggregate consideration of $50.0 million in cash. This transaction and its terms were approved by the independent members of the board of directors of each of Castor and Toro at the recommendation of their respective special committees comprised of independent and disinterested directors, which negotiated the transaction and its terms. The Series D Preferred Shares were measured at fair value, being $49.5 million, and a deemed capital contribution from Toro of $0.5 million, being the difference between the fair value and the transaction price, was recognized. The Series D Preferred Shares have the following characteristics:
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Dividends. Holders of Series D Preferred Shares are entitled to receive, when, as and if declared by the Company’s board of directors, cumulative dividends at 5.00% per annum of the stated amount, in cash or shares of this Series, payable quarterly in arrears on the 15th day of each January, April, July and October, respectively, in each year, beginning on October 15, 2023. For each dividend period commencing on and from the seventh anniversary of August 7, 2023, the rate shall be the annual dividend rate in effect for the prior dividend period multiplied by a factor of 1.3; provided that such dividend rate cannot exceed 20% per annum.

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Restrictions on Dividends, Redemption and Repurchases. So long as any Series D Preferred Share remains outstanding, unless full Accrued Dividends on all outstanding Series D Preferred Shares through and including the most recently completed Dividend Period have been paid or declared and a sum sufficient for the payment thereof has been set aside for payment, no dividend may be declared or paid or set aside for payment, and no distribution may be made, on any Junior Stock, other than a dividend payable solely in stock that ranks junior to the Series D Preferred Shares in the payment of dividends and in the distribution of assets on any liquidation, dissolution or winding up of the Company. “Accrued Dividends” means, with respect to Series D Preferred Shares, an amount computed at the Annual Rate from, as to each share, the date of issuance of such share to and including the date to which such dividends are to be accrued (whether or not such dividends have been declared), less the aggregate amount of all dividends previously paid on such share.

So long as any Series D Preferred Share remains outstanding, unless full Accrued Dividends on all outstanding Series D Preferred Shares through and including the most recently completed Dividend Period have been paid or declared and a sum sufficient for the payment thereof has been set aside for payment, no monies may be paid or made available for a sinking fund for the redemption or retirement of Junior Stock, nor shall any shares of Junior Stock be purchased, redeemed or otherwise acquired for consideration by us, directly or indirectly, other than (i) as a result of (x) a reclassification of Junior Stock, or (y) the exchange or conversion of one share of Junior Stock for or into another share of stock that ranks junior to the Series D Preferred Shares in the payment of dividends and in the distribution of assets on any liquidation, dissolution or winding up of the Company; or (ii) through the use of the proceeds of a substantially contemporaneous sale of other shares of stock that rank junior to the Series D Preferred Shares in the payment of dividends and in the distribution of assets on any liquidation, dissolution or winding up of the Company.

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Redemption.  The Company may, at its option, redeem the Series D Preferred Shares in whole or in part, at any time and from time to time after the fifth anniversary of August 7, 2023 (the Series D Preferred Shares issue date), at a cash redemption price equal to 105% of the stated amount, together with an amount equal to all accrued dividends.

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Conversion Rights.  The Series D Preferred Shares are convertible, at their holder’s option, to common shares after the first anniversary of August 7, 2023 and at any time thereafter. The conversion price for any conversion of the Series D Preferred Shares shall be the lower of (i) $0.70 and (ii) the 5 day value weighted average price immediately preceding the conversion. The conversion price is subject to certain adjustments, including due to a stock dividend, subdivision, split or combination. The minimum conversion price is $0.30 per Common Share. The Series D Preferred Shares otherwise are not convertible into or exchangeable for property or shares of any other series or class of our capital stock.

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Voting Rights. Except as indicated below or otherwise required by law, the holders of the Series D Preferred Shares do not have any voting rights, except for (a) the right to elect, together with parity stock, up to two preferred directors, in certain circumstances upon nonpayment of dividends and (b) together with any other series of preferred shares that would be adversely affected in substantially the same manner and entitled to vote as a single class in proportion to their respective stated amounts (to the exclusion of all other series of preferred shares), given in person or by proxy, either in writing without a meeting or by vote at any meeting called for the purpose, will be necessary for effecting or validating: (i) any amendment, alteration or repeal of any provision of our Articles of Incorporation or Bylaws that would alter or change the voting powers, preferences or special rights of the Series D Preferred Shares so as to affect them adversely; (ii) the issuance of Dividend Parity Stock if the Accrued Dividends on all outstanding Series D Preferred Shares through and including the most recently completed Dividend Period have not been paid or declared and a sum sufficient for the payment thereof has been set aside for payment; (iii) any amendment or alteration of the Articles of Incorporation to authorize or create, or increase the authorized amount of, any shares of any class or series or any securities convertible into shares of any class or series of our capital stock ranking prior to Series A in the payment of dividends or in the distribution of assets on any liquidation, dissolution or winding up of the Company; or (iv) any consummation of (x) a binding share exchange or reclassification involving the Series D Preferred Shares, (y) a merger or consolidation of the Company with another entity (whether or not a corporation), or (z) a conversion, transfer, domestication or continuance of the Company into another entity or an entity organized under the laws of another jurisdiction, unless in each case (A) the Series D Preferred Shares remain outstanding or, in the case of any such merger or consolidation with respect to which we are not the surviving or resulting entity, or any such conversion, transfer, domestication or continuance, the Series D Preferred Shares are converted into or exchanged for preference securities of the surviving or resulting entity or its ultimate parent, and (B) such shares remaining outstanding or such preference securities, as the case may be, have such rights, preferences, privileges and voting powers, and limitations and restrictions, and limitations and restrictions thereof, taken as a whole, as are not materially less favorable to the holders thereof than the rights, preferences, privileges and voting powers, and restrictions and limitations thereof, of the Series D Preferred Shares immediately prior to such consummation, taken as a whole. The foregoing voting rights do not apply in connection with the issuance of Series C Participating Preferred Shares of the Company.

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Liquidation Rights.  In the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, before any distribution or payment out of the Company’s assets may be made to or set aside for the holders of any Junior Stock, holders of Series D Preferred Shares will be entitled to receive out of our assets legally available for distribution to our shareholders an amount equal to the stated amount per share ($1,000), together with an amount equal to all accrued dividends to the date of payment whether or not earned or declared.

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No Preemptive Rights; No Sinking Fund.  Holders of the Series D Preferred Shares do not have any preemptive rights. The Series D Preferred Shares will not be subject to any sinking fund or any other obligation of us for their repurchase or retirement.

The Series D Preferred Shares have been classified in Mezzanine equity as per ASC 480-10-S99 “Distinguishing liabilities from Equity – SEC Materials” as they are in essence redeemable at the option of the holder as Mr. Panagiotidis, the Chief Executive Officer and controlling shareholder of Castor and Toro, can effectively determine the timing of the redemption of the Series D Preferred Shares.
The Company uses an effective interest rate of 6.12% over the expected life of the Series D Preferred Shares being nine years, which is the expected earliest redemption date. This is consistent with the interest method, taking into account the discount between the issuance price and liquidation preference and the stated dividends, including “step-up” amounts. As of December 31, 2023, the amount accreted was $196,296 and is presented as ‘Deemed dividend on Series D Preferred Shares’ in the accompanying consolidated statements of comprehensive income.
As of December 31, 2023, the net value of Mezzanine Equity amounted to $49,549,489, comprising (i) the fair value measurement of the Series D Preferred Shares on initial recognition based on a third party valuation of $49,500,000, less issuance costs of $146,807 and (ii) $196,296 of deemed dividend on the Series D Preferred Shares for the period August 7, 2023 through December 31, 2023, and is separately presented as ‘Mezzanine Equity’ in the accompanying consolidated balance sheet. As of December 31, 2023, the accrued dividend for the period from October 15, 2023 to December 31, 2023 (included in the dividend period ended January 14, 2024) amounted to $541,666 (Note 4(d)).